BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
SCHEDULE OF NON CONTROLLING INTERESTS

The subsidiary that has non-controlling interests (NCI) that are considered material to the Group and additional disclosures on them are presented below.

2025
Name of the subsidiary:
ProEd Global School	$1,921,569

Profit for the year allocated to NCI of the subsidiary	(670,895)
Accumulated NCI of the subsidiary at the financial year end	$1,250,674

SCHEDULE OF FINANCIAL INFORMATION

The summarised financial information of the subsidiary (not adjusted for the percentage ownership held by the group and amounts before inter-company eliminations) is as follows:

Current assets	$2,310,273
Non-current assets	5,578,600
Current liabilities	(4,230,378)
Loss for the financial year	(229,039)
Operating cash flows, increase	225,891
Investing cash flows, increase	-
Financing cash flows, decrease	-
Net increase in cash	$(3,148)

Entrepreneurs resorts limited [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF PURCHASE CONSIDERATION TO THE FAIR VALUE OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES

Fair value on acquisition
Purchase price
Fair value of share considerations	$44,250,000
Total purchase price	44,250,000

Acquired cash	961,424
Trade and other receivable	252,706
Inventory	156,328
Prepaid expenses and other current assets	945,476
Property, plant and equipment, net	6,753,000
Intangible assets	2,300,000
Trade payable, accrued expenses and other liabilities	(670,670)
Other non-current liabilities	(104,806)
Long term borrowings and lease liabilities	(2,876,966)
Deferred tax liability	(1,020,211)
Net Identifiable Assets	6,696,281

Goodwill	$37,553,719

SCHEDULE OF ACQUISITION METHOD OF ACCOUNTING

The Acquisition was accounted for using by the acquisition method of accounting.

USD
Consideration transferred
Cash paid	$-

Effect on cash flows on the Group

Cash paid	-
Less: Cash and cash equivalents in subsidiary acquired	(961,424)
Cash inflow on acquisition	$961,424

Pro education [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF PURCHASE CONSIDERATION TO THE FAIR VALUE OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES

Fair value on acquisition
Purchase price
Cash paid	$1,000,000
Cash to be paid by first quarter of 2026	1,000,000
Total purchase price	2,000,000

Acquired cash	96,661
Trade and other receivable	2,069,362
Prepaid expenses and other current assets	382,235
Property, plant and equipment, net	3,922,908
Construction in progress	186,017
Operating right of use asset	1,551,151
Intangible assets	1,400,000
Trade payable, accrued expenses and other liabilities	(3,836,882)
Long term borrowings and lease liabilities	(6,279,361)
Deferred tax liability	(308,000)
Net Identifiable Assets	(815,909)

Add: Non-Controlling interest	1,921,569

Goodwill	$4,737,478

SCHEDULE OF ACQUISITION METHOD OF ACCOUNTING

The Acquisition was accounted for using by the acquisition method of accounting.

USD
Consideration transferred
Cash paid	$1,000,000

Effect on cash flows on the Group

Cash paid	(1,000,000)
Less: Cash and cash equivalents in subsidiary acquired	96,661
Cash outflow on acquisition	$903,339